SCHEDULE OF INCOME TAX EXPENSES (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Notes and other explanatory information [abstract]
Loss before income tax	$ (3,132,356)	$ (4,132,517)	$ (3,129,812)	$ (2,051,903)
Tax calculated at tax rate of 17%		(702,528)	(532,068)	(348,823)
- different tax rates in other countries		(7,207)	(41,874)	66,321
- deferred tax assets not recognized		462,910	327,624	214,613
- expenses not deductible for tax purposes		247,290	268,077	75,270
- income not subject to tax		(465)	(20,119)	(7,381)
- Under provision of prior year tax		653
Income tax expenses	$ 495	$ 653	$ 1,640